Tax expense/(benefit) - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax Expenses [Abstract]
Deferred tax assets	€ 4,371	€ 2,152
Deferred tax liabilities	(4,507)	(4,784)
Total Net deferred tax assets/(liabilities)	€ (136)	€ (2,632)